Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Status of Options

	December 31, 2021
	Number of share options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Outstanding at the beginning of the year	3,223,443	17.22	7.20
Granted	388,886	239.26
Exercised	(651,771)	12.36
Forfeited	(51,960)	25.52
Outstanding at the end of the year	2,908,598	47.85	6.04
Exercisable at the end of the year	1,694,321	20.25	5.83

Schedule of Fair Value of Options Estimated on Grant Date
	Year ended December 31,
	2021	2020	2019
Volatility	50.0% – 55%	46% – 50%	50%
Expected term in years	3.67 – 4.61	4.42 – 4.56	5.0 – 6.11
Risk-free interest rate	0.43% –1.11%	0.2% – 1.41%	1.52% – 2.59%
Estimated fair value of underlying ordinary shares	170.35 -323.10	27.90 – 158.89	12.8 – 22.64
Dividend yield	0%	0%	0%

Schedule of Options Outstanding under 2011 Plan

The share options outstanding under the 2011 plan as of December 31, 2021 have been separated into exercise price groups as follows:

	Outstanding		Exercisable
Exercise price	Number of share options	Weighted average remaining contractual life (in years)	Number of share options	Weighted average remaining contractual life (years)
$0.00-$1.87	326,020	4.80	288,650	4.52
$2.00-$4.75	187,917	4.99	187,917	4.99
$5.55-$8.70	315,302	6.51	278,633	6.50
$10.84	57,120	6.42	38,611	6.36
$12.78	775,979	6.89	409,426	6.75
$18.46-$23.08	224,445	7.07	152,708	7.05
$24.79	221,873	4.60	138,045	4.60
$25.82-$27.90	198,358	5.13	86,398	5.13
$80.29-$217.49	225,695	5.64	68,443	5.56
$236.62-$323.10	375,889	5.39	45,490	6.25
Total	2,908,598	6.04	1,694,321	5.83
Aggregate intrinsic value	$191,531		$158,328

Schedule of Status of RSU

The following table summarizes the status of RSUs as of and for:

	December 31, 2021
	Number of RSUs	Weighted-average grant date fair value
Outstanding at the beginning of the year	638,160	78.89
Granted	457,645	262.83
Vested	(237,298)	114.67
Forfeited	(80,347)	147.07
Outstanding at the end of the year	778,160	169.07

Schedule Of Fair Of Espp Weighted Average Assumptions

The fair value of ESPP was estimated on the grant date based on the following weighted average assumptions for:

	Year ended December 31,
	2021	2020	2019
Volatility	86.0-86.4%	61.9%	-
Expected term in years	0.5	0.5	-
Risk-free interest rate	0.03-0.08%	0.09%	-
Estimated fair value of underlying ordinary shares	131.88-206.07	196.89	-
Dividend yield	0%	0%	-

Schedule of Stock-Based Compensation Costs

Share-based compensation costs are recorded in the consolidated statements of operations were as follows:

	Year ended December 31,
	2021	2020	2019
Cost of revenue	$1,436	$384	$142
Research and development	20,008	5,842	3,197
Sales and marketing	14,106	3,084	1,853
General and administrative	19,857	6,505	3,707
	$55,407	$15,815	$8,899